Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Borrowings
	2017	2016
Capital funding	2,280	2,386
Operational funding	11,355	10,766
At December 31	13,635	13,153

Current	1,692	1,902
Non-current	11,943	11,251

Fair value of borrowings	14,035	13,545

Summary of Undrawn Committed Borrowings Facilities
	2017		2016
Floating-rate
- Expiring within one year		197		463
- Expiring beyond one year		3,170		3,422
At December 31		3,367		3,885

Capital funding [member]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:
(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2017	2016
EUR 500 million Unsecured Notes	3%	July 18	2012 / 17	-	500
EUR 500 million Unsecured Notes	0%	August 30	2017 / 18	500	-
EUR 75 million Medium-Term Notes 1)	4.625%	December 9	2004 / 19	82	84
USD 500 million Senior Notes 1), 2)	5.75%	Semi-annually	2005 / 20	455	526
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	495	495
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	279	291
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	445	462
Other				24	28
At December 31				2,280	2,386
[1]	Measured at fair value.
[2]	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

Operational funding [member]
Summary of Borrowings
	Coupon rate	Coupon date	Issue / Maturity	2017	2016
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 2018-20	729	423
EUR 1,365 million “SAECURE 12” RMBS Note 1), 2)	Floating	Quarterly	2012 / 17	-	1,030
EUR 1,123 million “SAECURE 13” RMBS Note 1), 3)	Floating	Quarterly	2013 / 18	750	862
EUR 1,367 million “SAECURE 14” RMBS Note 1), 4)	Floating	Quarterly	2014 / 19	994	1,126
EUR 1,443 million “SAECURE 15” RMBS Note 1), 5)	Floating	Quarterly	2014 / 20	1,164	1,284
EUR 750 million Conditional Pass-Through Covered Bond 1), 6)	0.267%	Annual	2015 / 20	747	747
EUR 500 million Conditional Pass-Through Covered Bond 1), 7)	0.250%	Annual	2016 / 23	496	495
EUR 500 million Conditional Pass-Through Covered Bond 1), 8)	0.750%	Annual	2017 / 27	486	-
EUR 500 million Conditional Pass-Through Covered Bond 1), 9)	0.375%	Annual	2017 / 24	497	-
USD 1.54 billion Variable Funding Surplus Note 10), 11)	Floating	Quarterly	2006 / 36	1,322	1,505
USD 550 million Floating Rate Guaranteed Note 10), 12)	Floating	Quarterly	2007 / 37	-	450
FHLB Secured borrowings 1)	Floating	Quarterly	2016 / 46	4,160	2,839
Other				10	3
At December 31				11,355	10,766

[1] Issued by a subsidiary of Aegon N.V.

[2] The Notes were called for redemption on the first optional redemption date (30 October 2017).

[3] The first optional redemption date is 28 February 2018; the legal maturity date is 30 November 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[4] The first optional redemption date is 30 January 2019; the legal maturity date is 30 January 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[5] The first optional redemption date is 30 January 2020; the legal maturity date is 30 January 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[6] The maturity date is 1 December 2020; the extended due for payment date is 1 December 2052.

[7] The maturity date is 25 May 2023; the extended due for payment date is 25 May 2055.

[8] The maturity date is 27 June 2027; the extended due for payment date is 27 June 2059.

[9] The maturity date is 21 November 2024; the extended due for payment date is 21 November 2056.

[10]  Outstanding amounts can vary up to the maximum stated nominal amount.

[11] This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. - refer to note 48 Commitments and contingencies.

[12] This debenture was issued by a wholly owned captive that was consolidated in the Aegon N.V. consolidated financial statements. It was repaid on 28 December 2017.